21. Discontinued operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations Details Abstract
Revenues	$ 17,151	$ 3,596,450	$ 3,452,755
Cost of sales	(23,874)	(2,324,579)	(2,134,832)
Gross (loss) income	(6,723)	1,271,871	1,317,923
Administrative and selling expenses	0	(13,948)	(14,022)
Other operating income	469,600	0	0
Other operating expenses	0	(18,146)	59,030
Operating income	462,877	1,239,777	1,362,931
Income (loss) on net monetary position	(134,063)	(57,942)	(63,695)
Finance expense	0	(545)	(28,624)
Income before income tax from discontinued operations	328,814	1,181,290	1,270,612
Income tax for the year	(52,637)	(390,016)	(463,623)
Income for the year from discontinued operations	$ 276,177	$ 791,274	$ 806,989